Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Raw material		$ 177,474	$ 305,408
Work-in-process		343,795	224,694
Finished goods		560,119	682,699
Low-value consumables		$ 40,650	38,592
Total	$ 1,647,146		1,122,038
Raw Materials [Member]
Inventory [Line Items]
Raw material	493,143		177,474
Work in Process [Member]
Inventory [Line Items]
Work-in-process	20,501		343,795
Finished Goods [Member]
Inventory [Line Items]
Finished goods	977,974		560,119
Goods in Transit [Member]
Inventory [Line Items]
Goods in transit	95,814
Low Value Consumables [Member]
Inventory [Line Items]
Low-value consumables	$ 59,714		$ 40,650